WHAT'S INSIDE

GOALS, STRATEGIES & RISKS.......  PAGE 3

FUND FEES & EXPENSES...........PAGE 5

MANAGEMENT TEAM...............PAGE 7

FUND SERVICES......................PAGE 8

FINANCIAL PERFORMANCE...........PAGE 19
CDC NVEST TAX EXEMPT MONEY MARKET TRUST




PROSPECTUS
NOVEMBER 1, 2003


REICH & TANG ASSET MANAGEMENT, LLC











                              The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.
                              For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call
                              CDC Nvest Funds.

                              CDC NVEST FUNDS
                              P.O. Box 219579
                              Kansas City, MO 64121-9579
                              800-225-5478
                              www.cdcnvestfunds.com

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS
CDC Nvest Tax Exempt Money Market Trust.......................................3
FUND FEES & EXPENSES
Fund Fees & Expenses..........................................................5
MORE ABOUT RISK
More About Risk...............................................................6
MANAGEMENT TEAM
Meet the Fund's Investment Adviser and Subadviser.............................7
FUND SERVICES
Investing in the Fund.........................................................8
It's Easy to Open an Account..................................................8
Buying Shares.................................................................10
Selling Shares................................................................11
Selling Shares in Writing.....................................................12
Exchanging Shares.............................................................14
Restrictions on Buying, Selling and Exchanging Shares.........................15
How Fund Shares Are Priced....................................................16
Dividends and Distributions...................................................16
Tax Consequences..............................................................17
Additional Investor Services..................................................18
FINANCIAL PERFORMANCE
Financial Performance.........................................................19
GLOSSARY OF TERMS
Glossary of Terms.............................................................20

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

PLEASE SEE THE BACK COVER OF THIS PROSPECTUS FOR IMPORTANT PRIVACY POLICY INFORMATION.
                                       2

GOALS, STRATEGIES & RISKS

CDC NVEST TAX EXEMPT MONEY MARKET TRUST

ADVISER:        CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
SUBADVISER:     Reich & Tang Asset Management, LLC ("Reich & Tang")

        TICKER SYMBOL:                    CLASS A                       CLASS B
                                           NEEXX                         TEBXX

INVESTMENT GOAL

The Fund seeks current income exempt from federal income taxes consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest in high-quality, short-term, U.S. dollar-denominated money market investments that pay interest that is exempt from federal income tax ("Municipal Securities"). Municipal Securities are generally issued by state and local governments and their agencies. It is a fundamental policy of the Fund that, under normal market conditions, it will invest at least 80% of its net assets in investments the income from which is exempt from federal income tax. The Fund will not change such policy without shareholder approval. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:
|X|  Notes or bonds
|X|  Commercial paper
|X|  Variable or floating interest rate obligations
|X| Taxable, high-quality money market securities including certificates of deposit, bankers' acceptances or bank notes, and other corporate debt obligations
|X|  Repurchase agreements
|X|  Cash

 Reich & Tang will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:
o CREDIT QUALITY -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.
o MATURITY -- Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.
o DIVERSIFICATION -- The Fund is diversified, which limits its exposure to any given issuer.

The Fund's subadviser may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment exempt from federal taxes for their portfolio or who are comfortable with the risks described below and may need cash immediately.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

PRINCIPAL INVESTMENT RISKS

CREDIT AND INTEREST RATE RISK: The Fund is subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

STABILITY AND LIQUIDITY: The Fund's price stability and liquidity may not be equal to that of a taxable money market fund, because the market for Municipal Securities is not as broad as the market for taxable money market securities and the average portfolio maturity is generally greater for the Fund than for a taxable money market fund.

NOT INSURED: An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FOR ADDITIONAL INFORMATION SEE THE SECTION ENTITLED "MORE ABOUT RISK."

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter). The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed its role in June 2001. This chart and table reflect results achieved by the previous subadviser for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+



-------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL RETURN
    1993         1994        1995        1996        1997        1998        1999        2000        2001        2002
   1.99%        2.46%       3.47%       3.25%       3.29%       3.09%       2.77%       3.57%       1.94%       0.44%
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

(DELTA)  Highest Quarterly Return: Fourth Quarter 2000, up 0.95%
         Lowest Quarterly Return: Second Quarter 2003, up 0.04%
+The Fund's Class A shares total return year-to-date as of September 30, 2003 was 0.11%.

The table below shows the Fund's average annual total returns for the periods indicated.


---------------------------------------------------------------- ------------------ ------------------ ------------------
                 AVERAGE ANNUAL TOTAL RETURNS
           (FOR THE PERIODS ENDED DECEMBER 31, 2002)                PAST 1 YEAR       PAST 5 YEARS1       PAST 10 YEARS1
---------------------------------------------------------------- ------------------ ------------------ ------------------
---------------------------------------------------------------- ------------------ ------------------ ------------------
CDC Nvest Tax Exempt Money Market Trust
Class A (Inception 4/21/83)                                            0.44%              2.35%              2.62%
---------------------------------------------------------------- ------------------ ------------------ ------------------
---------------------------------------------------------------- ------------------ ------------------ ------------------
Class B (Inception 9/13/93)                                            0.44%              2.35%             2.70%*
---------------------------------------------------------------- ------------------ ------------------ ------------------

* Since class inception

1The Fund's adviser waived certain fees during the period indicated, and the Fund's average annual total returns would have been lower if these fees had not been waived.

               For past expenses of Classes A and B shares, see the section entitled "Fund Fees & Expenses."

FUND FEES & EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)


----------------------------------------------------- -------------------------
                                                             TAX EXEMPT
                                                         MONEY MARKET TRUST
----------------------------------------------------- -------------------------
----------------------------------------------------- ------------ ------------
                                                        CLASS A      CLASS B
----------------------------------------------------- ------------ ------------
----------------------------------------------------- ------------ ------------
Maximum sales charge (load) imposed on purchases      None         None
----------------------------------------------------- ------------ ------------
----------------------------------------------------- ------------ ------------
Maximum deferred sales charge (load)                  None*        None*
----------------------------------------------------- ------------ ------------
----------------------------------------------------- ------------ ------------
Redemption fees                                       None**       None**
----------------------------------------------------- ------------ ------------
* Shares of each class are sold without any sales charge. However, shares may be subject to a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another CDC Nvest Fund. See the section entitled "Exchanging Shares."
** Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)
-------------------------------------------------- ------------------------
                                                         TAX EXEMPT
                                                     MONEY MARKET TRUST
-------------------------------------------------- ------------------------
-------------------------------------------------- ------------ -----------
                                                     CLASS A     CLASS B
-------------------------------------------------- ------------ -----------
-------------------------------------------------- ------------ -----------
Management fees                                          0.40%       0.40%
-------------------------------------------------- ------------ -----------
-------------------------------------------------- ------------ -----------
Distribution and/or service (12b-1) fees                  None        None
-------------------------------------------------- ------------ -----------
-------------------------------------------------- ------------ -----------
Other expenses                                           0.76%       0.76%
-------------------------------------------------- ------------ -----------
-------------------------------------------------- ------------ -----------
Total annual fund operating expenses                     1.16%       1.16%
-------------------------------------------------- ------------ -----------


EXAMPLE


This example, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                         ----------------------------- ------------------------
                                                             TAX EXEMPT
                                                         MONEY MARKET TRUST
                         ----------------------------- ------------------------
                         ----------------------------- ------------ -----------
                                                         CLASS A     CLASS B
                         ----------------------------- ------------ -----------
                         ----------------------------- ------------ -----------
                                                                         (1)
                         ----------------------------- ------------ -----------
                         ----------------------------- ------------ ----------
                         1 year                               $118       $118
                         ----------------------------- ------------ ----------
                         ----------------------------- ------------ ----------
                         3 years                              $368       $368
                         ----------------------------- ------------ ----------
                         ----------------------------- ------------ ----------
                         5 years                              $638       $638
                         ----------------------------- ------------ ----------
                         ----------------------------- ------------ ----------
                         10 years                           $1,409     $1,409
                         ----------------------------- ------------ ----------

(1) Assumes CDSC does not apply to the redemption. See the section entitled "Exchanging Shares."

MORE ABOUT RISK



The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices.



CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Fund's subadviser are subject to greater credit risk than funds that do not invest in such securities.


INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.


LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.


MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.


MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.


OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.


POLITICAL RISK The risk of losses directly attributable to government or political actions.


VALUATION RISK The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

MEET THE FUND'S INVESTMENT ADVISER AND SUBADVISER


The CDC Nvest Funds family (as defined below) currently includes 25 mutual funds. CDC Nvest Funds had $4.2 billion in assets under management as of June 30, 2003. CDC Nvest Funds are distributed through CDC IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers CDC Nvest Tax Exempt Money Market Trust (the "Fund"). CDC Nvest Equity Funds, CDC Nvest Star Funds, CDC Nvest Income Funds, CDC Nvest Tax Free Funds, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Research Fund, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, CDC Nvest Cash Management Trust - Money Market Series and the Fund constitute the "CDC Nvest Funds."

ADVISER
CDC IXIS ADVISERS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. CDC IXIS Advisers is a subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS Asset Management North America"), which is a subsidiary of CDC IXIS Asset Management, a French asset manager. CDC IXIS Asset Management is the primary asset management subsidiary of Caisse des Depots et Consignations ("CDC"), a diversified French financial institution. CDC IXIS Asset Management North America has 12 affiliated asset management firms, that collectively had $136 billion in assets under management at June 30, 2003, and has three distribution and service units. CDC IXIS Advisers oversees, evaluates, and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. CDC IXIS Advisers does not determine what investments will be purchased by the Fund. The subadviser listed below makes the investment decisions for the Fund.

The combined advisory and subadvisory fees paid by the Fund for the fiscal year ended June 30, 2003, as a percentage of the Fund's average daily net assets, were 0.40%.


SUBADVISER

REICH & TANG, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser for the Fund. Reich & Tang is a limited liability company with 99.5% of its membership interest owned by CDC IXIS North America and the remaining 0.5% membership interest owned by CDC IXIS Asset Management Holdings, LLC. Reich & Tang's origins date back to 1970, and is, as of June 30, 2003, investment manager, adviser or subadviser with respect to assets in excess of $18.55 billion.


SUBADVISORY AGREEMENTS

The CDC Nvest Funds have received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Certain Funds have received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management North America, CDC IXIS Advisers or Reich & Tang. In placing trades, Reich & Tang will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

FUND SERVICES

INVESTING IN THE FUND

CHOOSING A SHARE CLASS

CDC Nvest Tax Exempt Money Market Trust offers Class A and Class B shares to the public. The classes of the Fund enable shareholders in the same classes of another CDC Nvest Fund to invest in the CDC Nvest Tax Exempt Money Market Trust through an exchange of shares.

CERTIFICATES

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH CDC NVEST FUNDS:

1. Read the Prospectus carefully. The Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:




--------------------------------------------- ---------------------- ------------------------------------- --------------
              TYPE OF ACCOUNT                  MINIMUM TO OPEN AN      MINIMUM TO OPEN AN ACCOUNT USING     MINIMUM FOR
                                                                        INVESTMENT BUILDER OR PAYROLL        EXISTING
                                                     ACCOUNT                      DEDUCTION                  ACCOUNTS
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Any account other than those listed below            $2,500                          $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Accounts registered under the Uniform Gifts
to Minors Act ("UGMA") or the Uniform
Transfers to Minors Act ("UTMA")                     $2,500                          $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Individual Retirement Accounts ("IRAs")               $500                           $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Coverdell Education Savings Accounts                  $500                           $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh
plans                                                 $250                           $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Payroll Deduction Investment Programs for
SARSEP*, SEP, SIMPLE IRA, 403(b)(7) and
certain other retirement plans                         $25                           N/A                        $25
--------------------------------------------- ---------------------- ------------------------------------- --------------

*Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or CDC Nvest Funds at 800-225-5478. For more information on CDC Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:

CDC NVEST FUNDS PERSONAL ACCESS LINE(R)

800-225-5478, PRESS 1

CDC NVEST FUNDS WEB SITE

WWW.CDCNVESTFUNDS.COM


You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
o review your account balance, recent transactions, Fund prices and recent performance;
o    order duplicate account statements; and
o    obtain tax information.

         Please see the following pages for other ways to buy, exchange or sell your shares.

BUYING SHARES


                                                   OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER
                                         |X|  Call your investment dealer for
                                              information about opening or
                                              adding to an account.

BY MAIL
                                         |X|  Make out a check in U.S.           |X|  Make out a check in U.S.
                                              dollars for the investment              dollars for the investment
                                              amount, payable to "CDC Nvest           amount, payable to "CDC Nvest
                                              Funds."  Third party checks and         Funds."  Third party checks and
                                              "starter" checks will not be            "starter" checks will not be
                                              accepted.                               accepted.
                                         |X|  Mail the check with your           |X|  Complete the investment
[envelope icon]                               completed application to CDC            slip from an account statement
                                              Nvest Funds, P.O. Box 219579,           or include a letter specifying
                                              Kansas City, MO 64121-9579.             the Fund name, your class of
                                                                                      shares, your account number and
                                                                                      the registered account
                                                                                      name(s).

BY EXCHANGE (SEE THE SECTION ENTITLED "EXCHANGING SHARES" FOR MORE DETAILS.)

                                         |X|  Obtain a current prospectus        |X|  Call your investment dealer
[exchange icon]                               for the Fund into which you are         or CDC Nvest Funds at
                                              exchanging by calling your              800-225-5478 or visit
                                              investment dealer or CDC Nvest          www.cdcnvestfunds.com to
                                              Funds at 800-225-5478.                  request an exchange.
                                         |X|  Call your investment dealer or CDC
                                              Nvest Funds or visit
                                              www.cdcnvestfunds.com to request
                                              an exchange.


BY WIRE
                                         |X|  Call CDC Nvest Funds at            |X|  Visit www.cdcnvestfunds.com
                                              800-225-5478 to obtain an               to add shares to your account
                                              account number and wire transfer        by wire.  Instruct your bank to
                                              instructions.  Your bank may            transfer funds to State Street
                                              charge you for such a transfer.         Bank & Trust Company, ABA#
[wire icon]                                                                           011000028, and DDA # 99011538.
                                                                                 |X|  Specify the Fund name, your
                                                                                      class of shares, your account
                                                                                      number and the registered
                                                                                      account name(s).  Your bank may
                                                                                      charge you for such a transfer.

THROUGH AUTOMATED CLEARING HOUSE ("ACH")
                                         |X|  Ask your bank or credit            |X|  Call CDC Nvest Funds at
                                              union whether it is a member of         800-225-5478 or visit
[ACH icon]                                    the ACH system.                         www.cdcnvestfunds.com to add
                                         |X|  Complete the "Bank                      shares to your account through
                                              Information" section on your            ACH.
                                              account application.               |X|  If you have not signed up
                                         |X|  Mail your completed                     for the ACH system, please call
                                              application to CDC Nvest Funds,         CDC Nvest Funds or visit
                                              P.O. Box 219579, Kansas City, MO        www.cdcnvestfunds.com for a
                                              64121-9579.                             Service Options Form.

                                       12


AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
                                         |X|  Indicate on your application       |X|  Please call CDC Nvest Funds
[builder icon]                                that you would like to begin an         at 800-225-5478 or visit
                                              automatic investment plan               www.cdcnvestfunds.com for a
                                              through Investment Builder and          Service Options Form.  A
                                              the amount of the monthly               signature guarantee may be
                                              investment ($25 minimum).               required to add this privilege.
                                         |X|  Include a check marked             |X|  See the section entitled
                                              "Void" or a deposit slip from           "Additional Investor Services."
                                              your bank account.


                                       13


SELLING SHARES
TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
                                       o    Call your investment dealer for
                                            information.

BY MAIL
                                       o    Write a letter to request a
                                            redemption. Specify the name of your
                                            Fund, class of shares, account
                                            number, the exact registered account
                                            name(s), the number of shares or the
                                            dollar amount to be redeemed and the
                                            method by which you wish to receive
                                            your proceeds. Additional materials
                                            may be required. See the section
                                            entitled "Selling Shares in
                                            Writing."
[envelope icon]                        o    The request must be signed
                                            by all of the owners of the shares
                                            and must include the capacity in
                                            which they are signing, if
                                            appropriate.
                                       o    Mail your request by REGULAR mail to
                                            CDC Nvest Funds, P.O. Box 219579,
                                            Kansas City, MO 64121-9579 or by
                                            REGISTERED, EXPRESS or CERTIFIED
                                            mail to CDC Nvest Funds, 330 West
                                            9th Street, Kansas City, MO
                                            64105-1514.
                                       o    Your proceeds (less any applicable
                                            CDSC) will be delivered by the
                                            method chosen in your letter.
                                            Proceeds delivered by mail will
                                            generally be mailed to you on the
                                            business day after the request is
                                            received in good order.

BY EXCHANGE (SEE THE SECTION ENTITLED "EXCHANGING SHARES" FOR MORE DETAILS.)
                                       o    Obtain a current prospectus for the
                                            Fund into which you are exchanging
                                            by calling your investment dealer or
                                            CDC Nvest Funds at 800-225-5478.
[exchange icon]                        o    Call CDC Nvest Funds or visit
                                            www.cdcnvestfunds.com to request an
                                            exchange.

BY WIRE
                                       o    Complete the "Bank Information"
                                            section on your account application.
[wire icon]                            o    Call CDC Nvest Funds at
                                            800-225-5478 or visit
                                            www.cdcnvestfunds.com or indicate in
                                            your redemption request letter (see
                                            above) that you wish to have your
                                            proceeds wired to your bank.
                                       o    Proceeds (less any applicable CDSC)
                                            will generally be wired on the next
                                            business day. A wire fee (currently
                                            $5.00) will be deducted from the
                                            proceeds. Your bank may charge you a
                                            fee to receive the wire.

THROUGH AUTOMATED CLEARING HOUSE
                                       o    Ask your bank or credit union
                                            whether it is a member of the ACH
                                            system.
                                       o    Complete the "Bank Information"
                                            section on your account application.
[ACH icon]                             o    If you have not signed
                                            up for the ACH system on your
                                            application, please call CDC Nvest
                                            Funds at 800-225-5478 or visit
                                            www.cdcnvestfunds.com for a Service
                                            Options Form.
                                       o    Call CDC Nvest Funds or visit
                                            www.cdcnvestfunds.com to request an
                                            ACH redemption.
                                       o    Proceeds (less any applicable CDSC)
                                            will generally arrive at your bank
                                            within three business days.

BY TELEPHONE
                                       o    Call CDC Nvest Funds at 800-225-5478
                                            to choose the method you wish to
[telephone icon]                            use to redeem your shares.  You may
                                            receive your proceeds by mail, by
                                            wire or through ACH (see above).

BY SYSTEMATIC WITHDRAWAL PLAN (SEE THE SECTION ENTITLED "ADDITIONAL INVESTOR SERVICES" FOR MORE DETAILS.)
                                       o    Call CDC Nvest Funds at 800-225-5478
                                            or your financial representative
                                            for more information.
[systematic icon]                      o    Because withdrawal payments
                                            may have tax consequences, you
                                            should consult your tax adviser
                                            before establishing such a plan.

SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:
o your address of record has been changed within the past 30 days;
o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or
o the proceeds are sent by check, wire, or in some circumstances ACH to a bank account other than a previously established bank on file.

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:
o a financial representative or securities dealer;
o a federal savings bank, cooperative, or other type of bank;
o a savings and loan or other thrift institution;
o a credit union; or
o a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or CDC Nvest Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)                          REQUIREMENTS FOR WRITTEN REQUESTS

QUALIFIED RETIREMENT BENEFIT PLANS             o The request must include the
(EXCEPT CDC NVEST FUNDS PROTOTYPE                signatures of all  those
DOCUMENTS)                                       authorized to sign, including
                                                 title.
                                               o Signature guarantee, if
                                                 applicable (see above).

INDIVIDUAL RETIREMENT ACCOUNTS                 o Additional documentation and
                                                 distribution forms may be
                                                 required.

INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP,        o The request must include the
UGMA/UTMA (MINOR ACCOUNTS)                       signatures of all persons
                                                 authorized to sign, including
                                                 title, if applicable.
                                               o Signature guarantee, if
                                                 applicable (see above).
                                               o Additional documentation may be
                                                 required.

CORPORATE OR ASSOCIATION ACCOUNTS              o The request must include the
                                                 signatures of all persons
                                                 authorized to sign, including
                                                 title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS           o The request must include the
                                                 signatures of all trustees
                                                 authorized to sign, including
                                                 title.
                                               o If the names of the trustees
                                                 are not registered on the
                                                 account, please provide a copy
                                                 of the trust document certified
                                                 within the past 60 days.
                                               o Signature guarantee, if
                                                 applicable (see above).

JOINT TENANCY WHOSE CO-TENANTS ARE DECEASED    o The request must include the
                                                 signatures of all surviving
                                                 tenants of the account.

                                               o Copy of the death certificate.
                                               o Signature guarantee if proceeds
                                                 check is issued to other than
                                                 the surviving tenants.
POWER OF ATTORNEY (POA)                        o The request must include the
                                                 signatures of the
                                                 attorney-in-fact, indicating
                                                 such title.
                                               o A signature guarantee.
                                               o Certified copy of the POA
                                                 document stating it is still in
                                                 full force and effect,
                                                 specifying the exact Fund and
                                                 account number, and certified
                                                 within 30 days of receipt of
                                                 instructions.*

EXECUTORS OF ESTATES, ADMINISTRATORS,          o The request must include the
GUARDIANS, CONSERVATORS                          signatures of all those
                                                 authorized to sign, including
                                                 capacity.
                                               o A signature guarantee.
                                               o Certified copy of court
                                                 document where signer derives
                                                 authority, e.g., Letters of
                                                 Administration, Conservatorship
                                                 and Letters Testamentary.*


* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

FUND SERVICES

EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the CDC Nvest Cash Management Trust - Money Market Series ("Cash Management Trust") or another CDC Nvest Fund or series of Loomis Sayles Funds II that offers that class of shares subject to certain restrictions shown below. An exchange must be for the minimum to open an account (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

EXCHANGE OPTIONS

CLASS A SHARES OF CDC NVEST TAX EXEMPT MONEY MARKET TRUST NOT PREVIOUSLY SUBJECT TO A FRONT-END SALES CHARGE OR CDSC MAY EXCHANGE INTO:
o Class A shares of the Cash Management Trust without paying a front-end sales charge or CDSC.
o Class A shares of a CDC Nvest Fund other than Cash Management Trust, after paying the applicable front-end sales charge and subjecting the new shares to any applicable CDSC.

CLASS A SHARES OF CDC NVEST TAX EXEMPT MONEY MARKET TRUST PREVIOUSLY SUBJECT TO A FRONT-END SALES CHARGE OR CDSC MAY EXCHANGE INTO:
o Class A shares of a CDC Nvest Fund including Cash Management Trust without paying a front-end sales charge or CDSC (unless you exchanged into CDC Nvest Tax Exempt Money Market Trust from shares of the CDC Nvest Short Term Bond Fund ("Short Term Bond Fund") purchased before December 1, 1998, in which case you would be required to pay the difference between the front-end sales charge previously paid on your Short Term Bond Fund shares and the front-end sales charge currently imposed on other CDC Nvest Funds shares).

CLASS B SHARES OF CDC NVEST TAX EXEMPT MONEY MARKET FUND MAY EXCHANGE INTO:
o Class B shares of the Cash Management Trust without paying a front-end sales charge or CDSC.
o Class B shares of a CDC Nvest Fund other than Cash Management Trust subject to its CDSC schedule.

If you exchange shares of a CDC Nvest Fund into shares of the CDC Nvest Tax Exempt Money Market Trust, the holding period for purposes of determining the CDSC for Classes A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another CDC Nvest Fund. If you choose to redeem those shares, a CDSC may apply.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

The Fund is required by Federal Regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account or take other such steps that the Fund deems necessary to comply with Federal Regulations if your identity cannot be verified.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus:

RESTRICTION                                         SITUATION
The Fund may suspend the right of                   o When the New York Stock
redemption or postpone payment for                    Exchange (the  "Exchange")
more than 7 days:                                     is closed (other than a
                                                      weekend/holiday)
                                                    o During an emergency
                                                    o During any other period
                                                      permitted by the SEC
The Fund reserves the right to suspend              o With a notice of a dispute
account services or refuse transaction                between registered owners
requests:                                           o With suspicion/evidence of
                                                      a fraudulent act
The Fund may pay the redemption price               o When it is detrimental for
in whole or in part by a distribution                 a Fund to make cash
in kind of readily marketable                         payments as determined in
securities in lieu of cash or may take                the sole discretion of the
up to 7 days to pay a redemption                      adviser or subadviser
request in order to raise capital:
The Fund may withhold redemption                    o When redemptions are
proceeds until the check or funds have                made within 10 calendar
cleared:                                              days of purchase by check
                                                      or ACH of the shares being
                                                      redeemed


If you hold certificates representing your shares, they must be sent with your request for it to be honored.

It is recommended that certificates be sent by registered mail.

SMALL ACCOUNT POLICY

The Fund assesses a minimum balance fee on an annual basis for accounts that fall below the minimum amount required to establish an account, as previously described in this Prospectus. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. This minimum balance fee does not apply to accounts with active investment builder and payroll deduct programs, accounts that fall below the minimum as a result of the automatic conversion from Class B shares to Class A shares, accounts held through the National Securities Clearing Corporation, or retirement accounts. In its discretion, the Fund may also close the account and send the account holder the proceeds if the account falls below the minimum amount.

HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

NET ASSET VALUE =  TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS
                   - LIABILITIES
                   -------------------------------------------------------------
                   NUMBER OF OUTSTANDING SHARES

Fund securities are generally valued at amortized cost on each day that the Exchange is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities.


The net asset value of Fund shares is determined according to this schedule:
o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally
  4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in CDC IXIS Advisers' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if CDC IXIS Advisers in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the fixed income markets are open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section entitled "Net Income, Dividends and Valuation" in the SAI for more details.
o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by the Fund's custodian
  (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.



*Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections entitled "Buying Shares" and "Selling Shares."

DIVIDENDS AND DISTRIBUTIONS
The Fund generally distributes most or all of its net investment income (tax exempt and taxable income other than long-term capital gains) in the form of dividends. The Fund declares dividends for each class daily and pays them monthly. The net investment income accruing on Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately following business day. The Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

o Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another CDC Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."
o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another CDC Nvest Fund.
o  Receive all distributions in cash.

For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a CDC Nvest Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES
The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Distributions derived from net short-term capital gains, i.e., gains from investments that the Fund held one year or less, or investment income (other than exempt interest dividends) are generally taxable at ordinary income rates. The Fund does not expect its dividends and distributions to be eligible for the dividends-received deduction available to corporations or to be taxable as qualified dividend income by individuals. In addition, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares (except for exempt-interest dividends earned by Tax Exempt Money Market Trust - see below). Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at the time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another CDC Nvest Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.


SPECIAL TAX CONSIDERATIONS FOR TAX EXEMPT MONEY MARKET TRUST

The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund.

Dividends paid to you as a shareholder of the Tax Exempt Money Market Trust that are derived from interest on Municipal Securities are "exempt-interest dividends" and generally may be excluded from gross income on your federal tax return. However, if you receive Social Security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, an investment in the Fund may result in liability for federal alternative minimum tax, both for individuals and corporate shareholders.

The Fund may at times purchase tax-exempt securities at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable to you as such when it is distributed to you.

ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS

CDC Nvest Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM

This is CDC Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $25 or more from your bank checking or savings account to purchase shares of one or more CDC Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund or Money Market Fund, please read its prospectus carefully.

AUTOMATIC EXCHANGE PLAN

CDC Nvest Funds have an automatic exchange plan under which shares of a class of a CDC Nvest Fund are automatically exchanged each month for shares of the same class of another CDC Nvest Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section entitled "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

CDC NVEST FUNDS PERSONAL ACCESS LINE(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

CDC NVEST FUNDS WEB SITE

Visit us at WWW.CDCNVESTFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

FINANCIAL PERFORMANCE


The financial highlights table is intended to help you understand the Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent auditors, whose report, along with the Fund's financial statements, are incorporated by reference in the SAI, which is available without charge upon request.

For a share outstanding throughout each period.


                                                  INCOME FROM INVESTMENT OPERATIONS:
                                                --------------------------------------
                                 NET ASSET
                                   VALUE,                   NET REALIZED
                                 BEGINNING       NET       AND UNREALIZED   TOTAL FROM
                                    OF        INVESTMENT   GAIN (LOSS) ON   INVESTMENT
                                 THE PERIOD     INCOME       INVESTMENTS    OPERATIONS
TAX EXEMPT MONEY MARKET TRUST

  CLASS A,B
  6/30/2003                      $     1.00   $   0.0028   $       --       $   0.0028
  6/30/2002                            1.00       0.0085           --           0.0085
  6/30/2001                            1.00       0.0317           --           0.0317
  6/30/2000                            1.00       0.0309           --           0.0309
  6/30/1999                            1.00       0.0276           --           0.0276

                                             LESS DISTRIBUTIONS:
                                ---------------------------------------------
                                  DIVIDENDS   DISTRIBUTIONS                    NET ASSET
                                   FROM          FROM NET                        VALUE,        TOTAL
                                NET INVESTMENT   REALIZED           TOTAL        END OF        RETURN
                                   INCOME      CAPITAL GAINS    DISTRIBUTIONS  THE PERIOD        (%)
                                -------------- -------------    -------------  ----------      ------

TAX EXEMPT MONEY MARKET TRUST

  CLASS A,B
  6/30/2003                  $      (0.0028)    $       --      $  (0.0028)     $     1.00       0.3(b)
  6/30/2002                         (0.0085)            --         (0.0085)           1.00       0.9
  6/30/2001                         (0.0317)            --         (0.0317)           1.00       3.2(b)
  6/30/2000                         (0.0309)(a)         --         (0.0309)           1.00       3.1(b)
  6/30/1999                         (0.0276)            --         (0.0276)           1.00       2.8(b)


                                       24



                                                RATIOS TO AVERAGE NET ASSETS:
                                                -----------------------------
                                 NET ASSETS,                 EXPENSES AFTER         NET
                                  END OF                        EXPENSE         INVESTMENT
                                THE PERIOD      EXPENSES       REDUCTIONS         INCOME
                                  (000'S)         (%)             (%)              (%)
                               --------------  ------------  --------------      ----------
TAX EXEMPT MONEY MARKET TRUST

  CLASS A,B
  6/30/2003                   $       33,211       1.16(c)       1.16(c)(e)         0.29
  6/30/2002                           38,497       1.16          1.16(d)            0.86
  6/30/2001                           47,458       0.86(c)       0.86(c)            3.20
  6/30/2000                           71,964       0.65(c)       0.65(c)            3.10
  6/30/1999                           84,879       0.65(c)       0.65(c)            2.76


The subadviser to the Trust prior to June 1, 2001, was Back Bay Advisors, L.P. Effective June 1, 2001, Reich & Tang Asset Management, LLC became the subadviser to the Trust.

(a) Including net realized gain (loss) on investments.
(b) Had certain expenses not been reduced during the period, total returns would have been lower.
(c) After giving effect to an expense limitation and fee waiver.
(d) Tax Exempt Money Market Trust had Custodian fee credits totalling $304 during the year ended June 30, 2002.
(e) Tax Exempt Money Market Trust had Custodian fee credits totalling $621 during the year ended June 30, 2003.

GLOSSARY OF TERMS


BANKERS' ACCEPTANCE -- A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.


BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.


CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.


DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.


DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.


DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.


DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.


INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.


INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.


INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.


MATURITY -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


NET ASSET VALUE (NAV) PER SHARE -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

REPURCHASE AGREEMENT -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.


TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.


VARIABLE OR FLOATING-RATE DEBT SECURITIES -- Securities which pay a rate of interest that is adjusted on a periodic basis and determined by reference to a prescribed formula.


VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.


YIELD -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.


YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

             If you would like more information about the Fund, the
              following documents are available free upon request:

    ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the
                                 Fund's investments.

       STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Fund and its investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

         TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR SEMIANNUAL REPORT OR
           ITS SAI,CONTACT YOUR FINANCIAL REPRESENTATIVE, OR THE FUND AT:
         CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street,
                                  Boston, MA 02116
                             Telephone: 800-225-5478
                         Internet: www.cdcnvestfunds.com

          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS:
    In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household.
       If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

       Your financial representative or CDC Nvest Funds will also be happy to answer your questions or to provide any additional information that you may require.

        Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in
       Washington, D.C. Text-only copies of the Fund's reports and SAI are available free from the Edgar Database on the SEC's Internet site at:
www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
                          Washington, D.C. 20549-0102.

        Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

 CDC IXIS Asset Management Distributors, L.P. (CID), and other firms selling shares of CDC Nvest Funds are members of the National Association of
   Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the
       NASD at 800-289-9999 or by visiting its Web site at www.NASD.com.

    CID distributes the CDC Nvest Funds and Loomis Sayles Funds. If you have a complaint concerning CID or any of its representatives or associated persons, please direct it to CDC IXIS Asset Management Distributors, L.P.,
               Attn: Director of Compliance, 399 Boylston Street
            - 6th Floor, Boston, MA  02116 or call us at 800-225-5478.

                   (Investment Company Act File No. 811-3658)

            THE FOLLOWING INFORMATION IS NOT PART OF THE PROSPECTUS:



                    NOTICE OF PRIVACY POLICIES AND PRACTICES



We (1) consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers (2). We understand the trust that our customers place in us and are committed to earning that trust well into the future.



                          TYPES OF INFORMATION GATHERED

We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our Web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.


                           HOW WE USE THE INFORMATION

We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services, and products designed to meet our customers' needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds' behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.


           POLICIES AND PRACTICES TO PROTECT CONFIDENTIAL INFORMATION

Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and access control mechanisms.



(1) For purposes of this notice the term "we" includes CDC Nvest Funds, Loomis Sayles Funds I, Loomis Sayles Funds II, CDC IXIS Asset Management Distributors, L.P., CDC IXIS Asset Management Services, Inc., and their advisory affiliates which include CDC IXIS Asset Management Advisers, L.P, Loomis, Sayles & Company, L.P. and all of their successors.

(2) For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the CDC Nvest Funds, Loomis Sayles Funds I and Loomis Sayles Funds II and individuals who provide nonpublic personal information, but do not invest in the Funds.



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